Earnings per share - Basic and diluted earnings per share (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Profit attributable to owners of the Company	₺ 17,604,007	₺ 30,790,359	₺ 23,724,634
Weighted average number of shares	2,178,379,952	2,181,023,660	2,182,106,193
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 8.08	₺ 14.12	₺ 10.87
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 8.08	₺ 14.12	₺ 10.87
Profit from continuing operations attributable to owners of the Company	₺ 17,791,410	₺ 14,523,109	₺ 20,002,327
Weighted average number of shares	2,178,379,952	2,181,023,660	2,182,106,193
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 8.17	₺ 6.66	₺ 9.17
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 8.17	₺ 6.66	₺ 9.17
Profit (loss) from discontinued operations	₺ (187,403)	₺ 16,267,250	₺ 3,722,307
Weighted average number of shares	2,178,379,952	2,181,023,660	2,182,106,193
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ (0.09)	₺ 7.46	₺ 1.71
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ (0.09)	₺ 7.46	₺ 1.71